CAPITAL STOCK (Details) - USD ($) $ / shares in Units, $ in Millions							12 Months Ended
		Feb. 14, 2023	Feb. 15, 2022	Dec. 15, 2021	Sep. 15, 2021	Jun. 15, 2021	Dec. 31, 2022	Dec. 31, 2021	May 04, 2021
Capital stock
Capital stock
Number of shares issued							1,755,349,661
Par value per share (in dollars per share)							$ 0
Dividends reinvested							$ 5	$ 5
Decrease through other distributions to owners, equity								750
Authorized cash outflow for repurchase of outstanding shares		$ 1,000	$ 1,000
Increase (decrease) through share repurchase program, shares							24,250,000
Share buyback program							$ 388
Deficit
Capital stock
Dividends recognised as distributions to owners of parent							1,143	634
Dividends reinvested							(5)	(5)
Decrease through other distributions to owners, equity								0
Share buyback program							0
Other
Capital stock
Dividends reinvested							0	0
Approved return of capital distribution									$ 750
Decrease through other distributions to owners, equity	[1]							$ 0
Share buyback program	[1]						$ 36
Other | Tranche 1 [Member]
Capital stock
Decrease through other distributions to owners, equity						$ 250
Other | Tranche 2 [Member]
Capital stock
Decrease through other distributions to owners, equity					$ 250
Other | Tranche 3 [Member]
Capital stock
Decrease through other distributions to owners, equity				$ 250

[1]	Includes additional paid-in capital as at December 31, 2022: $1,875 million (December 31, 2021: $1,911 million).